Financial Assets at Fair Value Through Other Comprehensive Income (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure Of Financial Assets at Fair Value Through Other Comprehensive Income [Abstract]
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [text block]
December 31, 2018
(in thousands)
Investments in equity instruments at FVTOCI:
Equity securities – listed stocks	$6,803,900
Equity securities – non-listed stocks	176,025
$6,979,925